OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING LEASES
Schedule of minimum lease payments paid under operating leases

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Minimum lease payments paid under operating leases	4,040	4,283	2,957

Schedule of future minimum lease payments under non-cancellable operating leases

	At December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Within one year	4,468	4,420	3,240
In the second to fifth years inclusive	15,154	15,266	12,044
Over five years	79,172	44,594	32,495
	98,794	64,280	47,779

Schedule of non-cancellable operating lease receivables

	At December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Within one year	196	195	224
In the second to fifth years inclusive	782	780	896
Over five years	2,585	3,338	2,518
	3,563	4,313	3,638